PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of Other Provisions

	2024	2023
Labor and social security	2,577,335	2,843,515
Environmental restoration	7,444,480	9,960,560
Civil and other	1,219,220	1,876,495
Total	11,241,035	14,680,570

Schedule of Changes in Provisions
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2023	3,010,487	4,833,458	1,020,270	8,864,215
Increases (*)	3,507,981	11,934,535	2,894,879	18,337,395
Gain on net monetary position	(3,205,320)	(6,172,664)	(1,680,529)	(11,058,513)
Decreases (**)	(469,633)	(634,769)	(358,125)	(1,462,527)
Balance as of December 31, 2023	2,843,515	9,960,560	1,876,495	14,680,570
Increases (*)	2,224,288	3,571,824	919,963	6,716,075
Gain on net monetary position	(2,064,881)	(5,762,569)	(1,027,285)	(8,854,735)
Decreases (**)	(425,587)	(325,335)	(549,953)	(1,300,875)
Balance as of December 31, 2024	2,577,335	7,444,480	1,219,220	11,241,035
(*)    The increase in the environmental provision includes the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2024 and 2023, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for specific purposes.